As filed with the Securities and Exchange Commission on November 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21079

AIP Alternative Strategies Funds
(Exact name of registrant as specified in charter)

701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Name and address of agent for service)

1-877-LOW-BETA (1-877-569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2006
Alpha Hedged Strategies Fund

	Shares or
UNDERLYING FUNDS TRUST - 108.23%	Principal Amount	Value

Convertible Bond Arbitrage - 1 Portfolio (a)	2,118,212	$21,393,940
Distressed Securities and Special Situations - 1 Portfolio	5,577,775	52,152,197
Fixed Income Arbitrage - 1 Portfolio (a)	3,702,591	39,136,388
Global Hedged Income Portfolio - 1 Portfolio	1,257,948	12,680,114
Long/Short Equity - Earnings Revision - 1 Portfolio	2,768,830	28,435,883
Long/Short Equity - Deep Disount Value - 1 Portfolio (a)	3,000,774	23,886,161
Long/Short Equity - Global - 1 Portfolio (a)	1,267,910	11,398,514
Long/Short Equity - Momentum - 1 Portfolio	2,796,285	26,508,782
Long/Short Equity - REIT - 1 Portfolio (a)	2,631,327	27,076,350
Long/Short - International -1 Portfolio (a)	1,937,692	18,911,877
Merger Arbitrage -1 Portfolio	2,187,463	21,699,633
Long/Short - Healtcare Biotech - 1 Portfolio (a)	1,000,000	9,810,000

TOTAL UNDERLYING FUNDS TRUST (Cost $297,707,060)		293,089,839

	Shares or
REPURCHASE AGREEMENTS - 0.58%	Principal Amount
The Bear Stearns Companies, Inc.,
5.000%, dated 09/29/2006, due 10/02/2006,
repurchase price $1,577,423 (b)	$1,577,861	1,577,861

TOTAL REPURCHASE AGREEMENTS (Cost $1,577,861)		1,577,861

Total Investments (Cost $299,284,921) - 108.81%		$294,667,700

Footnotes
(a) Non-income Producing
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
Percentages are stated as a percent of net assets.

Schedule of Investments
September 30, 2006
Beta Hedged Strategies Fund

	Shares or
UNDERLYING FUNDS TRUST - 123.73%	Principal Amount	Value

Distressed Securities and Special Situations - 1 Portfolio	165,931	$1,551,458
Global Hedged Income Portfolio - 1 Portfolio	80,444	810,874
Long/Short Equity - Deep Disount Value - 1 Portfolio (a)	95,110	757,077
Long/Short Equity - Global - 1 Portfolio (a)	92,609	832,552
Long/Short Equity - Momentum - 1 Portfolio	86,416	819,225
Long/Short - International -1 Portfolio (a)	82,309	803,335
Merger Arbitrage -1 Portfolio	78,052	774,273

TOTAL UNDERLYING FUNDS TRUST (Cost $6,629,622)		6,348,793

	Shares or
REPURCHASE AGREEMENTS - 1.10%	Principal Amount
The Bear Stearns Companies, Inc.,
5.000%, dated 09/29/2006, due 10/02/2006,
repurchase price $56,488 (b)	$56,504	56,504

TOTAL REPURCHASE AGREEMENTS (Cost $56,504)		56,504

Total Investments (Cost $6,686,126) - 124.83%		$6,405,297

Footnotes
(a) Non-income Producing
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
Percentages are stated as a percent of net assets.

The cost basis of Alpha Fund’s investments for federal income tax purposes at September 30, 2006, was as follows*:

Cost of investments	$299,284,921

Gross unrealized appreciation	4,152,994
Gross unrealized depreciation	(8,770,215)
Net unrealized depreciation	$(4,617,221)

The cost basis of Beta Fund’s investments for federal income tax purposes at September 30, 2006, was as follows*:

Cost of investments	$6,686,126

Gross unrealized appreciation	13,129
Gross unrealized depreciation	(293,958)
Net unrealized depreciation	$(280,829)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIP Alternative Strategies Funds

By (Signature and Title) /s/ Lee Schultheis
Lee Schultheis, President

Date 11/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lee Schultheis
Lee Schultheis, President

Date 11/28/06

By (Signature and Title)* /s/ Stephen G. Bondi
Stephen G. Bondi, Treasurer

Date 11/28/06